Share of profit after tax of equity accounted units - Summary of share of profit after tax of equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Equity Accounted Units [Line Items]
Sales revenue: Rio Tinto share	$ 44,611	$ 43,165	$ 40,522
Operating costs	(26,254)	(27,307)	(27,115)
Finance items	(1,751)	(648)	(33)
Profit before taxation	15,391	11,119	18,167
Taxation	(4,991)	(4,147)	(4,242)
Rio Tinto
Disclosure Of Equity Accounted Units [Line Items]
Sales revenue: Rio Tinto share	2,490	2,358	2,497
Operating costs	(1,439)	(1,812)	(1,656)
Profit before finance items and taxation	1,051	546	841
Finance items	(59)	(65)	(69)
Share of profit after tax of equity accounted units	23	10	14
Profit before taxation	1,015	491	786
Taxation	(363)	(190)	(273)
Profit for the year (Rio Tinto share)	$ 652	$ 301	$ 513